INTEREST EXPENSE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST EXPENSE [Abstract]
Credit Facility Costs	$ 0	$ 6,139,000	$ 0
Amortization of deferred financing costs	1,228,000	1,365,000	653,000
Deferred financing costs	$ 4,600,000	$ 5,900,000